UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-22668

ETF Series Solutions
_______________________________________
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
_______________________________________
(Address of principal executive offices) (Zip code)

Paul Fearday, President
ETF Series Solutions
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 4th Floor
Milwaukee, Wisconsin 53202
_______________________________________
(Name and address of agent for service)

(414) 765-5346
_________________________________________________
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  February 28, 2015

Item 1. Schedule of Investments.

Validea Market Legends ETF
Schedule of Investments
February 28, 2015 (Unaudited)
	Shares	Value

COMMON STOCKS - 97.2%

Accommodation and Food Services - 1.1%
Sonic Corporation	6,004	$190,867
Administrative and Support and Waste Management and Remediation Services - 2.0%
Enova International, Inc. (a)	7,803	180,171
Robert Half International, Inc.	2,983	184,827
		364,998
Construction - 0.9%
Tutor Perini Corporation (a)	7,337	170,732
Finance and Insurance - 13.5%
AmTrust Financial Services, Inc.	3,187	171,779
BlackRock, Inc.	454	168,625
Bofi Holding, Inc. (a)	2,151	190,148
Capital One Financial Corporation	2,142	168,597
Comerica, Inc.	3,885	177,855
Envestnet, Inc. (a)	3,394	182,869
EZCORP, Inc. (a)	15,053	157,153
Grupo Financiero Galicia S.A. - ADR	9,758	202,088
ICICI Bank Ltd. - ADR	12,026	140,103
Piper Jaffray Companies (a)	3,109	170,218
Santander Consumer USA Holdings, Inc.	9,008	202,950
The Allstate Corporation	2,445	172,617
Universal Insurance Holdings, Inc.	8,322	207,218
Virtus Investment Partners, Inc.	1,102	145,431
		2,457,651
Health Care and Social Assistance - 0.9%
Genomic Health, Inc. (a)	5,356	162,822
Information - 4.1%
NIC, Inc.	10,160	177,800
Qualys, Inc. (a)	4,669	214,914
Rovi Corporation (a)	7,219	179,609
WebMD Health Corporation (a)	4,000	176,200
		748,523
Manufacturing - 43.9%
ABIOMED, Inc. (a)	2,856	173,616
Advanced Semiconductor Engineering, Inc. - ADR	23,602	167,574
AGCO Corporation	3,931	195,528
Anika Therapeutics, Inc. (a)	4,390	175,249
Apple, Inc.	1,365	175,348
Arctic Cat, Inc.	5,128	186,967
AVG Technologies N.V. (a)	8,776	198,074
Benchmark Electronics, Inc. (a)	6,995	164,103
Chart Industries, Inc. (a)	5,594	195,454
Coach, Inc.	4,825	210,129
Dean Foods Company	9,497	153,092

DepoMed, Inc. (a)	9,950	218,402
Edwards Lifesciences Corporation (a)	1,299	172,793
Gentex Corporation	9,690	170,738
GW Pharmaceuticals Plc - ADR (a)	2,211	178,914
Harmonic, Inc. (a)	25,130	196,265
HollyFrontier Corporation	5,035	221,490
IPG Photonics Corporation (a)	1,975	189,403
Kellogg Company	2,564	165,327
Lannett Company, Inc. (a)	3,768	235,123
Middleby Corporation (a)	1,786	190,405
Monolithic Power Systems, Inc.	3,595	189,564
Monster Beverage Corporation (a)	1,496	211,116
Movado Group, Inc.	6,647	170,761
National Oilwell Varco, Inc.	2,778	150,984
Nautilus, Inc. (a)	10,929	166,777
Oil States International, Inc. (a)	3,842	167,050
OmniVision Technologies, Inc. (a)	6,403	171,664
Outerwall, Inc.	2,288	147,622
Polaris Industries, Inc.	1,175	180,163
Qorvo, Inc. (a)	2,570	178,358
QUALCOMM, Inc.	2,270	164,598
Sanderson Farms, Inc.	1,990	169,568
Sanmina Corporation (a)	7,290	165,483
Silicon Motion Technology Corporation - ADR	7,120	189,321
Skyworks Solutions, Inc.	2,358	206,915
SodaStream International Ltd. (a)	8,977	160,868
Tesco Corporation	15,423	163,946
The Scotts Miracle-Gro Company	2,753	180,349
TRW Automotive Holdings Corporation (a)	1,659	172,934
USANA Health Sciences, Inc. (a)	1,649	164,916
Valero Energy Corporation	3,694	227,883
Winnebago Industries, Inc.	8,091	187,792
Zumiez, Inc. (a)	4,575	177,602
		8,000,228
Mining, Quarrying, and Oil and Gas Extraction - 4.9%
Helmerich & Payne, Inc.	2,670	179,050
Hess Corporation	2,432	182,595
Lukoil OAO - ADR	4,252	206,307
Sasol Ltd. - ADR	4,819	175,556
Transocean Ltd.	9,062	146,170
		889,678
Professional, Scientific, and Technical Services - 8.4%
CaesarStone Sdot-Yam Ltd.	2,827	184,914
Cognizant Technology Solutions Corporation (a)	3,186	199,077
Ebix, Inc.	9,343	245,534
F5 Networks, Inc. (a)	1,488	175,755
Syntel, Inc. (a)	3,744	184,954
VASCO Data Security International, Inc. (a)	6,885	176,394
Wipro Ltd. - ADR	14,321	197,343
Yahoo!, Inc. (a)	3,534	156,486
		1,520,457

Real Estate and Rental and Leasing - 1.9%
HFF, Inc.	4,826	171,709
Jones Lang LaSalle, Inc.	1,131	182,374
		354,083
Retail Trade - 11.8%
Asbury Automotive Group, Inc. (a)	2,329	183,222
AutoNation, Inc. (a)	2,957	181,856
Francesca's Holdings Corporation (a)	10,855	162,716
Hibbett Sports, Inc. (a)	3,508	171,576
Insight Enterprises, Inc. (a)	7,010	184,363
PetSmart, Inc.	2,079	172,370
Ross Stores, Inc.	1,848	195,537
The Buckle, Inc.	3,390	170,517
The TJX Companies, Inc.	2,579	177,023
Tractor Supply Company	2,133	187,960
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	1,310	184,396
Williams-Sonoma, Inc.	2,276	183,104
		2,154,640
Wholesale Trade - 3.8%
Avnet, Inc.	4,020	184,156
Reliance Steel & Aluminum Company	3,017	171,999
ScanSource, Inc. (a)	4,328	157,366
Universal Corporation	3,766	180,429
		693,950
TOTAL COMMON STOCKS (Cost $16,720,550)		17,708,629

RIGHTS - 0.0%
Safeway Casa Ley Contigent Value Right (a)	3,881	3,939
Safeway Property Development Centers, LLC Contingent Value Right (a)	3,881	189
TOTAL RIGHTS (Cost $0)		4,128

REAL ESTATE INVESTMENT TRUSTS - 2.0%
Equity Commonwealth (a)	6,774	179,172
Starwood Property Trust, Inc.	7,329	178,828
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $349,598)		358,000

MONEY MARKET FUNDS - 0.8%
Fidelity Institutional Money Market Funds- Money Market Portfolio 0.07%*	144,075	144,075
TOTAL MONEY MARKET FUNDS (Cost $144,075)		144,075

Total Investments (Cost $17,214,223) - 100.0%		18,214,832
Other Assets in Excess of Liabilities - 0.0%		6,868
TOTAL NET ASSETS - 100.0%		$18,221,700

*	Rate shown is annualized seven-day yield
(a)	Non-income producing security.
ADR	American Depository Receipt
Plc	Public Limited Company

Since the Fund does not have a full fiscal year, the tax cost of investments is the same as noted in the Schedule of Investments.

Summary of Fair Value Disclosure at February 28, 2015 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally accepted accounting principals in the United
States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.
To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's net assets as of February 28, 2015:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$17,708,629	$-	$-	$17,708,629
Real Estate Investment Trusts	358,000	-	-	358,000
Rights	-	4,128		4,128
Money Market Funds	144,075	-	-	144,075
Total Investments in Securities	$18,210,704	$4,128	$-	$18,214,832

^See Schedule of Investments for breakout of investments by industry classification.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ETF Series Solutions

By (Signature and Title)    /s/  Paul R. Fearday
                                                          Paul R. Fearday, President

Date          April 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/     Paul R. Fearday
                                                             Paul R. Fearday, President

Date          April 28, 2015

By (Signature and Title)*  /s/    Kristen M. Weitzel
                                                            Kristen M Weitzel, Treasurer

Date          April 28, 2015

* Print the name and title of each signing officer under his or her signature.